PIMCO Equity Series

Supplement dated December 15, 2014 to the PIMCO Balanced Income Fund, PIMCO Dividend and Income Builder Fund, PIMCO Emerging Multi-Asset Fund, PIMCO EqS® Dividend Fund, PIMCO EqS® Emerging Markets Fund, PIMCO EqS® Long/Short Fund and PIMCO EqS Pathfinder Fund® Prospectus dated October 31, 2014, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO EqS® Dividend Fund (the “Fund”)

Effective December 31, 2014, all references to the Fund’s name in the Prospectus are deleted and replaced with:

PIMCO Global Dividend Fund

Investors Should Retain This Supplement for Future Reference

PES_SUPP1_121514

PIMCO Equity Series

Supplement dated December 15, 2014 to the Statement of Additional Information dated October 31, 2014, as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO EqS® Dividend Fund (the “Fund”)

Effective December 31, 2014, all references to the Fund’s name in the SAI are deleted and replaced with:

PIMCO Global Dividend Fund

Investors Should Retain This Supplement for Future Reference

PES_SUPP2_121514